ALLEGIANT FUNDS

                          GOVERNMENT MONEY MARKET FUND
                                MONEY MARKET FUND

                                  A & C Shares

     Supplement dated March 18, 2009 to the Prospectus dated October 1, 2008

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

EFFECTIVE MARCH 16, 2009, ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER") AND ITS AFFILIATES HAVE VOLUNTARILY AGREED TO WAIVE AND/OR REIMBURSE SHAREHOLDER SERVICING FEES FOR THE GOVERNMENT MONEY MARKET AND MONEY MARKET FUNDS. THE FOLLOWING INFORMATION REGARDING FUND FEES AND EXPENSES IS UPDATED TO REFLECT THE
FOLLOWING:

FOOTNOTE 3 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 15 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(3) Certain financial institutions may provide administrative services to their customers who own Class A or Class C Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share class. The Adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees otherwise payable to them and reimburse the Funds for Shareholder Servicing Fees payable to other financial institutions so that the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market, Tax Exempt Money Market and Treasury Money Market Funds shall bear expenses related to Shareholder Servicing Fees of 0.00%, 0.00%, 0.10%, 0.10%, 0.10% and 0.00%, respectively. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





                                                                   SP-MMAC4-0309

                                 ALLEGIANT FUNDS

                                MONEY MARKET FUND

                                    B Shares

    Supplement dated March 18, 2009 to the Prospectus dated October 1, 2008.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

EFFECTIVE MARCH 16, 2009, ALLEGIANT ASSET MANAGEMENT COMPANY (THE "ADVISER") AND ITS AFFILIATES HAVE VOLUNTARILY AGREED TO WAIVE AND/OR REIMBURSE ADDITIONAL SHAREHOLDER SERVICING FEES FOR THE MONEY MARKET FUND. THE FOLLOWING INFORMATION REGARDING FUND FEES AND EXPENSES IS UPDATED TO REFLECT THE FOLLOWING:

FOOTNOTE 2 TO THE "ANNUAL FUND OPERATING EXPENSES" PORTION OF THE TABLE UNDER THE HEADING "FUND FEES AND EXPENSES" ON PAGE 28 OF THE PROSPECTUS IS DELETED AND REPLACED WITH THE FOLLOWING:

(2) Certain financial institutions may provide administrative services to their customers who own Class B Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share class. The Adviser and its affiliates have voluntarily agreed to waive Shareholder Servicing Fees otherwise payable to them and reimburse the Funds for Shareholder Servicing Fees payable to other financial institutions so that the Money Market and Tax Exempt Money Market Funds shall bear expenses related to Shareholder Servicing Fees of 0.00% and 0.10%, respectively. For further information, see "Shareholder Services Plan" in the Statement of Additional Information.


Please contact Allegiant Funds at 1-800-622-FUND (3863) for more information.




          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE







                                                                      SP-B2-0309